EARNINGS PER SHARE (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	144,493,989	133,991,210	111,231,769
Effect of share options on issue	8,212,903	4,714,985	3,576,114
Weighted average number of ordinary shares used to calculate diluted earnings per share	152,706,892	138,706,195	114,807,883
Diluted earnings per share (in USD)	$ 0.48	$ 0.02	$ 0.05